INVENTORY (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF INVENTORIES
	March 31, 2023	December 31, 2022
Finished goods	$1,053,300	$542,934
Parts	483,947	513,008
	$1,537,247	$1,055,942

SCHEDULE OF COST OF SALES	Cost of sales consist of the following:
	March 31, 2023	March 31, 2022
Inventory	$1,012,881	$1,161,511
Consulting and services	93,654	64,833
Other	51,517	2,068
	$1,158,052	$1,228,412